Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 93.63%
Alabama: 0.99%
Education revenue: 0.99%
University of North Alabama Revenue Bonds General Fee Series A	5.00%	11-1-2022	$265,000	$ 265,711
Arizona: 1.16%
GO revenue: 1.16%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00	7-1-2023	300,000	312,050
California: 8.39%
Education revenue: 0.46%
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	125,000	125,157
GO revenue: 2.03%
Newman-Crows Landing Unified School District 2022 ¤	0.00	8-1-2025	600,000	545,371
Health revenue: 0.42%
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	113,349
Housing revenue: 2.66%
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	200,000	166,886
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	375,000	422,457
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	150,000	125,267
				714,610
Miscellaneous revenue: 2.82%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	362,049
San Francisco City & County CA 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	396,204
				758,253
				2,256,740
Colorado: 5.67%
Education revenue: 2.22%
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	596,068
Health revenue: 1.97%
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	528,782
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.48%
Regional Colorado Transportation District Private Activity Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$375,000	$ 399,268
				1,524,118
District of Columbia: 1.09%
Water & sewer revenue: 1.09%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	292,205
Florida: 0.47%
Education revenue: 0.47%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	125,649
Guam: 1.04%
Water & sewer revenue: 1.04%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	280,007
Idaho: 1.59%
Health revenue: 1.59%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	428,897
Illinois: 18.49%
Education revenue: 2.84%
Illinois Finance Authority Learn Charter School Project	4.00	11-1-2051	750,000	763,161
GO revenue: 3.54%
Chicago IL Series A	6.00	1-1-2038	375,000	419,840
Decatur IL Green Bond (BAM Insured)	5.00	3-1-2024	375,000	394,569
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	137,004
				951,413
Health revenue: 2.33%
Southwestern Illinois Development Authority Health Facility Revenue Bonds Series 2017A	5.00	2-15-2025	580,000	627,846
Miscellaneous revenue: 2.32%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	623,540
Tax revenue: 2.07%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	555,422
Transportation revenue: 2.65%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25	3-1-2031	600,000	712,764
Water & sewer revenue: 2.74%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	736,397
				4,970,543
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 4.25%
Miscellaneous revenue: 2.20%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series E	5.00%	2-1-2047	$500,000	$ 590,753
Water & sewer revenue: 2.05%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series B	5.00	2-1-2028	500,000	552,882
				1,143,635
Louisiana: 0.60%
Water & sewer revenue: 0.60%
New Orleans LA Water Revenue (BAM Insured)	5.00	12-1-2034	150,000	161,523
Maryland: 1.83%
Housing revenue: 1.83%
Maryland CDA 144A	1.33	1-1-2024	500,000	490,944
Massachusetts: 3.72%
Education revenue: 2.04%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	548,220
Health revenue: 1.68%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	133,485
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	300,000	318,401
				451,886
				1,000,106
Michigan: 5.95%
Education revenue: 1.84%
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds Albion College	4.00	12-1-2051	500,000	493,170
Miscellaneous revenue: 2.07%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	557,547
Tax revenue: 0.38%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	102,617
Water & sewer revenue: 1.66%
Great Lakes MI Water Authority Water Supply System Series D	5.00	7-1-2031	400,000	446,052
				1,599,386
Minnesota: 0.39%
Education revenue: 0.39%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	100,000	103,961
See accompanying notes to portfolio of investments

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Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 4.68%
GO revenue: 4.68%
Clark County NV Flood Control District	5.00%	11-1-2029	$500,000	$ 590,182
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	667,898
				1,258,080
New Jersey: 1.47%
Miscellaneous revenue: 1.04%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	279,591
Tax revenue: 0.43%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	114,612
				394,203
New York: 9.16%
Education revenue: 4.15%
Allegany County NY Capital Resource Corporation Tax-Exempt Revenue Bonds Series 2022A	5.00	12-1-2026	390,000	418,641
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	150,000	156,027
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	312,260
Tompkins County Development Corporation Tax-Exempt Revenue Refunding Bonds Series 2017	5.00	7-1-2041	205,000	230,192
				1,117,120
GO revenue: 0.49%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	131,457
Transportation revenue: 2.33%
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series B-1	5.00	5-15-2022	625,000	627,597
Water & sewer revenue: 2.19%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	587,693
				2,463,867
North Carolina: 0.71%
Housing revenue: 0.71%
North Carolina Capital Facilities Finance Refunding Bonds The Arc of North Carolina Projects Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	191,243
Oklahoma: 0.92%
Miscellaneous revenue: 0.92%
McIntosh County Educational Facilities Authority Educational Facilities Lease Revenue Bonds Series 2022	2.00	9-1-2023	250,000	247,580
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 3.93%
GO revenue: 2.17%
Bend OR	5.00%	6-1-2050	$500,000	$ 583,489
Health revenue: 1.76%
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	430,000	472,312
				1,055,801
Pennsylvania: 6.68%
Education revenue: 2.98%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	268,185
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	533,938
				802,123
Health revenue: 1.48%
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	396,775
Transportation revenue: 2.22%
Pennsylvania Turnpike Commission Turnpike Series B-1	5.25	6-1-2047	535,000	596,823
				1,795,721
South Carolina: 1.14%
Education revenue: 1.14%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	306,041
Texas: 3.31%
GO revenue: 2.42%
Dallas County TX Hospital District Limited Tax	5.00	8-15-2030	625,000	652,015
Water & sewer revenue: 0.89%
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2018B	5.00	4-15-2024	225,000	238,846
				890,861
Washington: 5.26%
Education revenue: 0.60%
Washington HEFAR Seattle University Project	5.00	5-1-2027	145,000	161,594
GO revenue: 2.61%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	625,000	702,184
Utilities revenue: 2.05%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	549,673
				1,413,451
See accompanying notes to portfolio of investments

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Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 0.74%
Health revenue: 0.74%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00%	12-1-2051	$200,000	$ 199,317
Total Municipal obligations (Cost $25,667,413)				25,171,640

		Yield	Shares
Short-term investments: 2.39%
Investment companies: 2.39%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.30	642,438	642,760
Total Short-term investments (Cost $642,746)				642,760
Total investments in securities (Cost $26,310,159)	96.02%			25,814,400
Other assets and liabilities, net	3.98			1,070,354
Total net assets	100.00%			$26,884,754

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$302,778	$9,399,127	$(9,059,301)	$143	$13	$642,760	642,438	$274
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Sustainability Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$25,171,640	$0	$25,171,640
Short-term investments
Investment companies	642,760	0	0	642,760
Total assets	$642,760	$25,171,640	$0	$25,814,400
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Municipal Sustainability Fund  |  7